Fair Value Measurements (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount			$ 15,288	$ 5,760	$ 10,512	36,800	$ 12,490
Liability derivatives - Notional amount								72,000	52,900	54,000
Notional amount	97,800	72,250
Assets derivatives - Fair value			197	153	310		301
Liability derivatives - Fair value								(430)		(1,543)
Fair value	$ 77	$ (1,089)